SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands, ₽ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2020 RUB (₽) shares	Mar. 25, 2020 USD ($) $ / shares shares	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2019 USD ($) $ / shares ₽ / $ shares	Dec. 31, 2018 RUB (₽)	Mar. 30, 2020	Feb. 29, 2020 USD ($)	Dec. 31, 2018 $ / shares
Subsequent events
Shares repurchase cost			₽ 1,422	$ 18,000	₽ 10,085
Exchange rate (RUB/$)				61.9057
Exchange rate of RUB to $1.00 | ₽ / $				61.9057
RSUs
Subsequent events
Awards granted (in shares)			5,293,636	5,293,636
Class A
Subsequent events
Share price (in dollars per share) | $ / shares				$ 41.16				$ 31.55
Subsequent event
Subsequent events
Value Of Share Exceeding Specified Percentage Of Prevailing Conversion Price, Limitation, Notes Redeemed Prior To Maturity	130.00%						130.00%
Percentage of shares previously redeemed or converted prior to maturity	85.00%						85.00%
Exchange rate of RUB to $1.00		78.8493				77.7325
Subsequent event | Convertible senior notes due 2025
Subsequent events
Aggregate principal amount	₽ 82,909						$ 1,250,000
Debt instrument, interest rate	0.75%						0.75%
Subsequent event | Class A
Subsequent events
Shares repurchased		3,173,849
Share price (in dollars per share) | $ / shares		$ 33.91
Shares repurchase cost | $		$ 107,600
Subsequent event | Class A | Convertible senior notes due 2025
Subsequent events
Conversion rate	60.0751%
2016 Plan | Subsequent event | Class A | Maximum
Subsequent events
Awards granted (in shares)	653,068